Accounts Receivables	6 Months Ended
Jun. 30, 2025
Accounts Receivables [Abstract]
Accounts receivables
4.	Accounts receivables

The following table provides information about contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers.

	As of December 31,	As of June 30,
	2024	2025
	US$’000	US$’000

Accounts receivable	5,477	4,548